PREPAYMENTS AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 4 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	June 30, 2021	December 31, 2020
Vendor prepayments	$614	$4
Prepaid insurance	1,672	58
Prepaid patent expense	676	529
Prepaid research	785	1,443
Other prepayments	366	360
VAT receivables	885	1,263
Other assets – goods to be consumed in R&D activities	420	398
	$5,418	$4,055

NOTE 3 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31,
	2020	2019
Prepayments	$2,394	$1,465
VAT receivables	1,263	980
Other assets – goods to be consumed in R&D activities	398	260
	$4,055	$2,705